Intangible assets, excluding goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about intangible assets
Amount beginning of the year	€ 98,036	[1]	€ 116,994
Impairment of intangible assets	(683)		(3,244)	[1]	€ (10,272)	[1]
Amount end of the year	30,851		98,036	[1]	116,994
Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	245,836		247,537
Foreign currency translation	2,381		(1,689)
Additions	439		2
Disposals	62,033		14
Amount end of the year	186,623		245,836		247,537
Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(147,800)		(130,543)
Foreign currency translation	(1,039)		(77)
Additions	(12,012)		(13,936)
Disposals	(5,762)
Impairment of intangible assets	(683)		(3,244)
Amount end of the year	(155,772)		(147,800)		(130,543)
Patents and licences
Disclosure of detailed information about intangible assets
Amount beginning of the year	677		4,225
Impairment of intangible assets			(3,244)
Amount end of the year	1,029		677		4,225
Patents and licences | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	10,772		10,784
Additions	439		2
Disposals			14
Amount end of the year	11,211		10,772		10,784
Patents and licences | Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(10,095)		(6,559)
Additions	(87)		(292)
Impairment of intangible assets			(3,244)
Amount end of the year	(10,182)		(10,095)		(6,559)
Developed technology
Disclosure of detailed information about intangible assets
Amount beginning of the year	8,573		11,093
Impairment of intangible assets	(683)
Amount end of the year	6,801		8,573		11,093
Developed technology | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	98,845		99,591
Foreign currency translation	939		(746)
Amount end of the year	99,784		98,845		99,591
Developed technology | Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(90,272)		(88,498)
Foreign currency translation	(348)		36
Additions	(1,680)		(1,810)
Impairment of intangible assets	(683)
Amount end of the year	(92,983)		(90,272)		(88,498)
Customer related intangibles
Disclosure of detailed information about intangible assets
Amount beginning of the year	29,861		40,307
Amount end of the year	21,698		29,861		40,307
Customer related intangibles | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	67,647		68,590
Foreign currency translation	1,442		(943)
Amount end of the year	69,089		67,647		68,590
Customer related intangibles | Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(37,786)		(28,283)
Foreign currency translation	(691)		(113)
Additions	(8,914)		(9,390)
Amount end of the year	(47,391)		(37,786)		(28,283)
Trademarks
Disclosure of detailed information about intangible assets
Amount beginning of the year	1,965		2,911
Amount end of the year	1,323		1,965		2,911
Trademarks | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	6,539		6,539
Amount end of the year	6,539		6,539		6,539
Trademarks | Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(4,574)		(3,628)
Additions	(642)		(946)
Amount end of the year	(5,216)		(4,574)		(3,628)
Favorable contract
Disclosure of detailed information about intangible assets
Amount beginning of the year	56,960		58,458
Amount end of the year	0		56,960		58,458
Favorable contract | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	62,033		62,033
Disposals	62,033
Amount end of the year	0		62,033		62,033
Favorable contract | Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(5,073)		(3,575)
Additions	(689)		(1,498)
Disposals	(5,762)
Amount end of the year	€ 0		€ (5,073)		€ (3,575)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”